Expense Example - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Small-Mid Cap Opportunities ETF - Fidelity Small-Mid Cap Opportunities ETF	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750